Expenses by Nature - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Expense By Nature [Abstract]
Total operating expenses by nature	$ 160,229	$ 53,978